Intangible assets - Schedule of definite-lived intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Amortisation charge	£ (1,772)	£ (357)
Brand names
Disclosure Of Intangible Assets [Line Items]
Opening balance, intangible assets other than goodwill	43,431
Differences on exchange	745
Amortisation charge	(1,571)
Closing balance, intangible assets other than goodwill	42,605	43,431
Newport | Brand names
Disclosure Of Intangible Assets [Line Items]
Opening balance, intangible assets other than goodwill	20,753
Differences on exchange	358
Amortisation charge	(690)
Closing balance, intangible assets other than goodwill	20,421	20,753
Camel | Brand names
Disclosure Of Intangible Assets [Line Items]
Opening balance, intangible assets other than goodwill	7,822
Differences on exchange	134
Amortisation charge	(260)
Closing balance, intangible assets other than goodwill	7,696	7,822
Pall Mall | Brand names
Disclosure Of Intangible Assets [Line Items]
Opening balance, intangible assets other than goodwill	2,608
Differences on exchange	44
Amortisation charge	(130)
Closing balance, intangible assets other than goodwill	2,522	2,608
Natural American Spirit | Brand names
Disclosure Of Intangible Assets [Line Items]
Opening balance, intangible assets other than goodwill	10,439
Differences on exchange	180
Amortisation charge	(347)
Closing balance, intangible assets other than goodwill	10,272	10,439
Other | Brand names
Disclosure Of Intangible Assets [Line Items]
Opening balance, intangible assets other than goodwill	1,809
Differences on exchange	29
Amortisation charge	(144)
Closing balance, intangible assets other than goodwill	£ 1,694	£ 1,809